Document and Entity Information	Jun. 11, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Amendment Flag	false
Entity Central Index Key	0001703647
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	Korro Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39062
Entity Tax Identification Number	47-2324450
Entity Address, Address Line One	One Kendall Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	468-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Entity Emerging Growth Company	true
Entity Ex Transition Period	false